Parent Company (the Company) Only Financial Information - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 15,333,719	$ 2,406,195	¥ 38,425,541
Short-term investments	37,057,554	5,815,139	3,950,747
Amounts due from related parties	1,564,025	245,430	169,288
Prepayments and other current assets	1,854,075	290,945	1,422,403
Total current assets	63,641,315	9,986,711	46,206,817
Non-current assets:
Total non-current assets	19,242,286	3,019,535	8,435,112
Total assets	82,883,601	13,006,246	54,641,929
Current liabilities:
Amounts due to subsidiaries of the Group	687,200	107,837	344,603
Current portion of long-term borrowings	2,067,962	324,508	380,560
Accruals and other liabilities	7,201,644	1,130,096	4,604,024
Total current liabilities	29,198,152	4,581,829	13,976,240
Long-term borrowings	9,739,176	1,528,289	5,938,279
Deferred revenue	1,451,313		677,824
Total non-current liabilities	15,622,026	2,451,436	8,803,446
Total liabilities	44,820,178	7,033,265	22,779,686
SHAREHOLDERS' EQUITY
Treasury shares	(1,849,600)	(290,243)
Additional paid in capital	92,467,072	14,510,101	78,880,014
Accumulated other comprehensive loss	(276,300)	(43,357)	(65,452)
Accumulated deficit	(55,634,140)	(8,730,211)	(51,648,410)
Total shareholders' equity	34,785,557	5,458,612	27,170,956	¥ (6,277,599)	¥ 6,821,145
Total liabilities, mezzanine equity and shareholders' equity	82,883,601	13,006,246	54,641,929
Parent
Current assets:
Cash and cash equivalents	2,207,347	346,381	22,173,454
Restricted cash	1,123,596	176,317	0
Short-term investments	11,495,387	1,803,877	0
Amounts due from subsidiaries of Group	138,415	21,720	0
Amounts due from related parties	80	13	19,680
Prepayments and other current assets	91,252	14,319	34,664
Total current assets	15,056,077	2,362,627	22,227,798
Non-current assets:
Investments in subsidiaries and VIEs	30,541,632	4,792,649	10,540,521
Total non-current assets	30,541,632	4,792,649	10,540,521
Total assets	45,597,709	7,155,276	32,768,319
Current liabilities:
Amounts due to subsidiaries of the Group	25,348	3,978	246,800
Current portion of long-term borrowings	1,228,278	192,744	0
Accruals and other liabilities	179,765	28,209	101,750
Total current liabilities	1,433,391	224,931	348,550
Long-term borrowings	9,440,625	1,481,440	5,196,507
Deferred revenue	13,769	2,161	54,431
Total non-current liabilities	9,454,394	1,483,601	5,250,938
Total liabilities	10,887,785	1,708,532	5,599,488
SHAREHOLDERS' EQUITY
Treasury shares	(1,849,600)	(290,243)	0
Additional paid in capital	92,467,072	14,510,101	78,880,014
Accumulated other comprehensive loss	(276,300)	(43,357)	(65,452)
Accumulated deficit	(55,634,140)	(8,730,211)	(51,648,410)
Total shareholders' equity	34,709,924	5,446,744	27,168,831
Total liabilities, mezzanine equity and shareholders' equity	45,597,709	7,155,276	32,768,319
Class A Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	2,418	379	2,205
Class A Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary shares	2,418	379	2,205
Class B Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	220	35	220
Class B Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary shares	220	35	220
Class C Ordinary Shares
SHAREHOLDERS' EQUITY
Ordinary shares	254	40	254
Class C Ordinary Shares | Parent
SHAREHOLDERS' EQUITY
Ordinary shares	¥ 254	$ 40	¥ 254